EQUITY SETTLED SHARE-BASED TRANSACTIONS	12 Months Ended
Dec. 31, 2018
EQUITY SETTLED SHARE-BASED TRANSACTIONS
EQUITY SETTLED SHARE-BASED TRANSACTIONS

29.   EQUITY SETTLED SHARE-BASED TRANSACTIONS

(a)   Stock option

In 2016, 2017 and 2018, Yintech granted a total of 63,741,271, 10,000,000 and 1,800,000,  respectively, stock option to certain directors, eligible person and employees. The stock options are vested during the vesting period. Upon vesting, each stock option shall be entitled to the purchase of one ordinary share in the share capital of Yintech before it lapses.

Stock option activity during the periods indicated is as follows:

			Weighted
		Weighted	average
		average	remaining	Aggregate
	Number	exercise	contractual	intrinsic
	of options	price	term	value
		USD		RMB
Balance at January 1, 2016	78,656,500	0.163	5.60	127,216
Granted	63,741,271	0.565	—	—
Exercised	(9,549,860)	0.163	—	—
Forfeited	(9,447,057)	0.174	—	—
Expired	—	—	—	—
Balance at December 31, 2016	123,400,854	0.370	5.38	385,869
Exercisable at December 31, 2016	40,422,998	0.163	3.55	126,401
Balance at January 1, 2017	123,400,854	0.370	5.38	385,869
Granted	10,000,000	0.500	—	—
Exercised	(30,751,280)	0.175	—	—
Forfeited	(1,020,914)	0.213	—	—
Expired	—	—	—	—
Balance at December 31, 2017	101,628,660	0.361	4.49	77,496
Exercisable at December 31, 2017	40,004,140	0.292	3.41	30,505
Balance at January 1, 2018	101,628,660	0.361	4.49	77,496
Granted	1,800,000	0.500	—	—
Exercised	(18,594,040)	0.163	—	—
Forfeited	(10,347,980)	0.476	—	—
Expired	—	—	—	—
Balance at December 31, 2018	74,486,640	0.394	3.40	40,593
Exercisable at December 31, 2018	44,886,800	0.352	3.30	31,353

The weighted average grant date fair value of options granted during the years ended December 31, 2016, 2017 and 2018 was RMB 15.19 million,  RMB 8.29 million and RMB 1.15 million, respectively.

As of December 31, 2016, 2017 and 2018, there was RMB 22.54 million, RMB 31.57 million and RMB 6.78 million of total unrecognized compensation cost related to unvested stock options. That cost is expected to be recognized over a weighted average period of 0.76 years. During the years 2016, 2017 and 2018, compensation cost recognized in earnings in relation to stock options are RMB 23.18 million, RMB 78.12 million and RMB 24.69 million, respectively. No income tax benefit was recognized on the vesting or exercise of the stock options.

Fair value of share options and assumptions

The estimate of the fair value of the share options granted is measured based on a binomial lattice model. The contractual life of the share option is used as an input into this model. Expectations and staff turnover rate are incorporated into the binomial lattice model.

	2016	2017	2018

Expected volatility (expressed as weighted average volatility)	48.44%	47.23%	48.19%
Option life	5.97 - 8.00	5.64 - 9.32	5.53 - 6.53
Expected dividends	0 - 1.80%	4.30%	4.27%
Risk-free interest rate	1.43% - 1.94%	1.78% - 2.10%	2.81% - 2.85%

Before 2017, Yintech’s shares did not have sufficient trading history at the time the options were issued, the expected volatility was based on the historical volatilities of comparable publicly traded companies engaged in the similar industry. Expected dividends were estimated in the same manner. In 2017 and 2018, historical volatility of Yintech was used as Yintech was listed in NASDAQ. Expected dividends were based on Yintech’s average dividend yield. Risk-free interest rate is based on US Treasury zero-coupon issues with maturity terms similar to the expected term on the stock-based awards. Changes in the subjective input assumptions could materially affect the fair value estimate.

Share options were granted under a service condition. This condition has not been taken into account in the grant date fair value measurement of the services received. There was no market conditions associated with the share option grants.

(b)   Restricted share units

In 2016, 2017 and 2018, Yintech granted a total of 31,924,995,   39,877,700 and 463,580 RSUs, respectively, to certain directors, eligible person and employees. The RSUs are vested during the vesting period, subject to the fulfillment of certain operational and/or financial performance targets as set by the Board, if any, that are probable of being met. Upon vesting, each RSU shall be entitled to the transfer or issue of one ordinary share in the share capital of Yintech.

		Weighted
		average
		remaining	Aggregate
	Number	contractual	intrinsic
	of units	term	value
			RMB
Balance at January 1, 2016	9,789,875	1.25	26,171
Granted	31,924,995	—	—
Vested	(30,302,520)	—	—
Forfeited	(3,723,826)	—	—
Balance at December 31, 2016	7,688,524	1.16	43,773

Balance at January 1, 2017	7,688,524	1.16	43,773
Granted	39,877,700	—	—
Vested	(37,631,880)	—	—
Forfeited	(916,264)	—	—
Balance at December 31, 2017	9,018,080	2.00	28,046

Balance at January 1, 2018	9,018,080	2.00	28,046
Granted	463,580	—	—
Vested	(2,716,500)	—	—
Forfeited	(3,164,778)	—	—
Balance at December 31, 2018	3,600,382	1.60	7,550

The weighted average grant date fair value of RSUs granted during the years ended December 31, 2016, 2017 and 2018 was RMB 118.76 million, RMB 49.21 million and RMB 0.66 million respectively. As of December 31, 2016, 2017, and 2018, there was RMB 5.38 million, RMB 11.41 million and RMB 2.22 million respectively, of total unrecognized compensation cost related to unvested RSUs. That cost is expected to be recognized over a weighted average period of 1.1 years. In 2016, 2017 and 2018, compensation cost recognized in earnings in relation to RSUs is RMB 140.63 million, RMB 91.60 million and RMB 2.41 million respectively. No income tax benefit was recognized on the vesting of the restricted share units.